Trade receivables - Net (Schedule of Allowance for Doubtful Accounts) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Balance at beginning of year	$ 199,855	$ 59,095
Provisions	7,486	141,140
Translations effects	24,437	(380)
Balance at end of year	$ 231,778	$ 199,855